Financial Assets Held for Trading (Tables)	6 Months Ended
Dec. 31, 2025
Financial Assets Held For Trading Abstract
Schedule of Fair value Measurments of Investment

The following table present fair value measurements of investment:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Financial Assets Held for Trading	-	2,520,128	-	2,520,128
Total	-	2,520,128	-	2,520,128

Schedule of Movements for Financial Assets Held for Trading

The following table set forth the movements for financial assets held for trading:

Financial Assets Held for Trading
US$
Balance, July 1, 2024	-
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	-
Balance, June 30, 2025	2,384,192
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	135,936
Balance, December 31, 2025	2,520,128